Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,204,402	943,741
Weighted-average exercise price	$ 135.69	$ 143.52